Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	$ 412,892,815	$ 755,866,198	$ 743,711,719
Net cash flows from (used in) investing activities	(736,554,810)	(554,651,390)	(311,531,811)
Net cash flows from (used in) financing activities	293,231,509	(127,669,334)	(440,435,688)
Operating Segments [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	412,892,815	755,866,198	743,711,719
Net cash flows from (used in) investing activities	(736,554,810)	(554,651,390)	(311,531,811)
Net cash flows from (used in) financing activities	293,231,509	(127,669,334)	(440,435,688)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	445,854,355	551,979,917	754,113,794
Net cash flows from (used in) investing activities	(604,078,037)	(100,557,328)	(426,038,012)
Net cash flows from (used in) financing activities	157,788,515	(469,832,875)	(453,927,358)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	17,684,402	111,689,249	50,246,845
Net cash flows from (used in) investing activities	(85,111,489)	(111,939,127)	(28,896,947)
Net cash flows from (used in) financing activities	67,203,137	1,578,034	(23,901,991)
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Net cash flows from (used in) operating activities	50,645,942	92,197,032	(60,648,920)
Net cash flows from (used in) investing activities	(47,365,284)	342,154,935	143,403,148
Net cash flows from (used in) financing activities	$ (68,239,857)	$ (340,585,507)	$ (37,393,661)